SUBSEQUENT EVENTS (Details)	Feb. 23, 2022 USD ($) $ / shares	Feb. 08, 2022 USD ($) shares
SUBSEQUENT EVENTS
Dividend declared (in dollars per share) | $ / shares	$ 0.40
Dividend declared	$ 181,700,000
Kirkland
SUBSEQUENT EVENTS
Business Combination Exchange Ratio of Shares | shares		0.7935
Number of instruments or interests issued or issuable		209,274,263